Earnings (Loss) Per Share - Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share (Details) - Heliogen, Inc. [Member] - shares	3 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Stock options [Member]
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation	124,536	180,570	162,927	204,394
Shares issuable under the employee stock purchase plan [Member]
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation		18,798		11,371
Unvested Restricted Stock Units [Member]
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation	308,289	683,979	89,860	339,287
Warrant [Member] | Unvested warrants [Member]
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation	63,037	63,748		59,540
Warrant [Member] | Vested warrants [Member]
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation	244,762	244,762	244,762	244,762